MFS® Global Real Estate Portfolio
MFS® Global Real Estate Portfolio Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Global Real Estate Portfolio		Initial Class	Service Class
Management Fee		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses		1.01%	1.26%
Fee Reductions and/or Expense Reimbursements	[1]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.92%	1.17%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.92% of the class' average daily net assets annually for Initial Class shares and 1.17% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2020.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Global Real Estate Portfolio - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class	94	313	549	1,228
Service Class	119	391	683	1,515

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity real estate investment trusts (“REITs”) as well as similar entities formed under the laws of non-U.S. countries, but may also invest in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.

MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index (the Index) less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund’s performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.

Small to Medium Cap Risk:  The securities of real estate-related issuers that have small to medium market capitalizations can be more volatile and less liquid than securities of larger issuers and such issuers can have more limited financial resources.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries and regions to which the fund is exposed.  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2019, was 14.66%. During the period(s) shown in the bar chart, the highest quarterly return was 34.82% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.81)% (for the calendar quarter ended March 31, 2009).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2018)
Average Annual Returns - MFS® Global Real Estate Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Class	Initial Class Shares	(3.03%)	6.68%	10.09%
Service Class	Service Class Shares	(3.33%)	6.40%	9.81%
FTSE EPRA Nareit Developed Real Estate Index (net div)	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) FTSE EPRA Nareit Developed Real Estate Index (net div)	(5.63%)	4.34%	9.65%